Retirement Plans Postretirement and Postemployment Benefits - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation for defined benefit pension plans	$ 688,017,000	$ 684,647,000
Pension and SERP contributions	53,924,000	25,654,000
Corporation's matching obligations	12,444,000	8,602,000	$ 7,097,000
Accrued postemployment benefits	$ 1,267,000
Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Percentage of pension asset equity securities in mid and large capitalization funds	50.00%
Pension
Defined Benefit Plan Disclosure [Line Items]
Prior service cost, recognized in net periodic benefit cost	$ 350,000
Prior service cost, recognized in net periodic benefit cost - deferred tax asset and liability	136,000
Actuarial gain (loss), recognized in net periodic benefit cost	11,318,000
Actuarial gain (loss), recognized in net periodic benefit cost - deferred tax asset and liability	4,403,000
Transition assets, recognized in net periodic benefit cost	1,000
Pension and SERP contributions	53,924,000	25,654,000
SERP Plans
Defined Benefit Plan Disclosure [Line Items]
Estimated contribution of pension plans	29,927,000
Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Prior service cost, recognized in net periodic benefit cost	1,846,000
Actuarial gain (loss), recognized in net periodic benefit cost	382,000
Pension and SERP contributions	2,116,000	$ 2,756,000
Prior service cost, recognized in net periodic benefit cost - deferred tax asset and liability	718,000
Prior service cost, recognized in net periodic benefit cost - deferred tax asset and liability	149,000
Postretirement Health Care Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated contribution of pension plans	$ 2,120,000